Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurement

9. FAIR VALUE MEASUREMENT

Recurring

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2024 and 2025:

December 31, 2024	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	58,497	—	58,497
Short-term investments	—	80,000	—	80,000
Loans at fair value	—	—	359,690	359,690
Total assets	—	138,497	359,690	498,187
Liabilities
Guarantee derivative liabilities			668,610	668,610
Total liabilities	—	—	668,610	668,610

December 31, 2025	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted term deposit	—	78,458	—	78,458
Short-term investments	—	—	—	—
Loans at fair value	—	—	342,640	342,640
Guarantee derivative assets	—	—	1,010,471	1,010,471
Total assets	—	78,458	1,353,111	1,431,569

The fair value of the Group’s restricted term deposit and short-term investments is determined based on the prevailing interest rates for similar products in the market (Level 2). For the off‑balance sheet loans funded by certain Institutional Funding Partners, as the Group’s financial guarantee provided does not trade in an active market with readily observable quoted prices, the Group uses significant unobservable inputs to measure the fair value of these guarantee derivative assets or liabilities (Level 3). For the off-balance sheet loans acquired or purchased by the Group that are not traded in an active market with readily observable prices, the Group uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these loans (Level 3).

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during each of the periods presented.

Significant Unobservable Inputs

The Group uses a discounted cash flows model to estimate fair value of the guarantee derivative assets or liabilities, and fair value of loans acquired or purchased. The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2024 and 2025:

		Range of Inputs
		December 31, 2024			December 31, 2025
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee derivatives	Cumulative loss rates(i)	1.3%	9.9%	5.9%	1.4%	8.1%	5.0%
	Margins on cost of guarantee services	7.5%	7.5%	7.5%	7.5%	7.5%	7.5%
Loans at fair value	Expected future recovery rates(ii)	2.6%	2.6%	2.6%	2.0%	2.0%	2.0%

(i)
Expressed as a percentage of the outstanding principal balance of the loans.
(ii)
Expressed as a percentage of the principal balance of the loans acquired/purchased.

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Fair value of guarantee derivative liabilities at beginning of the year (Level 3)	861,304	1,357,601	668,610
Cash collection	5,512,818	5,544,708	6,358,217
Net cash payout	(5,284,198)	(7,522,940)	(8,036,519)
Change in fair value(i)	267,677	1,289,241	(779)
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	1,357,601	668,610	(1,010,471)

(i)
Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value, net” on the Consolidated Statements of Operations. The change in fair value was primarily driven by the fair value gains realized as a result of the release of guarantee obligation as loans are repaid, partially offset by the fair value loss from the re-measurement of the expected loss rates.

The following table summarizes the activities related to fair value of the loans acquired or purchased:

	For the Year Ended December 31,
	2024	2025
	(RMB in thousands, except for percentages)
Fair value of loans acquired/purchased at beginning of the year (Level 3)	420,483	359,690
Fair value at inception of loans acquired/purchased	4,592,538	2,542,351
Cash collection	(4,923,343)	(3,010,218)
Change in fair value(i)	310,007	507,381
Disposal	(39,995)	(56,564)
Fair value of loans acquired/purchased at end of the year (Level 3)	359,690	342,640

(i)
Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value ” on the Consolidated Statements of Operations.

Significant Recurring Level 3 Fair Value Liability Input Sensitivity

Changes in certain of the unobservable inputs noted above may have a significant impact on the fair value of the guarantee derivative assets and liabilities. The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative liabilities as of December 31, 2024 and of the guarantee derivative assets as of December 31, 2025, respectively, given hypothetical changes in the cumulative loss rates:

As of December 31,2024
(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	5.9%
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10% (ii)	417,725
Decrease by 10% (ii)	(417,725)
As of December 31,2025
(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	5.0%
Increase/(decrease) in fair value of guarantee derivative assets if the cumulative loss rates:
Increase by 10% (ii)	(319,096)
Decrease by 10% (ii)	319,096

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the original cumulative loss rates.

Changes in certain of the unobservable inputs noted above may have a significant impact on the fair value of the loans at fair value. The following table summarizes the effect adverse changes in estimate would have on the fair value of the loans at fair value as of December 31, 2024 and 2025, given hypothetical changes in the expected future recovery rates:

	For the Year Ended December 31,
	2024	2025
	(RMB in thousands, except for percentages)
Weighted average expected future recovery rates(i)	2.6%	2.0%
Increase/(decrease) in fair value of loans at fair value if the expected future recovery rates:
Increase by 10% (ii)	35,969	34,639
Decrease by 10% (ii)	(35,969)	(34,639)

(i)
Expressed as a percentage of the principal balance of the loans acquired/purchased.
(ii)
Expressed as a percentage of the original expected future recovery rates.

Other financial instruments

The followings are other financial instruments not measured at fair value on the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, current restricted cash, short-term investments, amounts due from related parties, deposits to insurance companies and guarantee companies, short-term financing receivables and short-term contract assets and receivables are financial assets with carrying amounts that approximate fair value due to their short-term nature.

Accounts payable, amounts due to related parties, short‑term borrowings, short‑term funding debts and convertible notes are financial liabilities with carrying amounts that approximate fair value because of their short-term nature.

Non‑recurring

The Group measures certain financial assets at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group’s long-term equity investments are measured at fair value on a nonrecurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price change in an orderly transaction for identical or similar investments of the same issuer. The related inputs used are classified as Level 3 fair value measurement.

The Group’s non‑financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.

As of December 31, 2023, the company measured one investment at fair value on a nonrecurring basis using valuation methodology under the market approach, which the significant unobservable inputs (level 3) include enterprise value to net asset multiple based on the weighted average of selected comparable companies. The Company recognized an impairment of RMB92.3 million related to such investment in 2023. No additional impairment was recorded in 2024 and 2025.